Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000244439 [Member]
Shareholder Report [Line Items]
Fund Name	MarketDesk Focused U.S. Dividend ETF
Class Name	MarketDesk Focused U.S. Dividend ETF
Trading Symbol	FDIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sparkline Intangible Value ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.sparklinecapital.com/itan/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.marketdeskindices.com/fdiv
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$34	0.35%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund’s investment strategy seeks both capital appreciation and a high level of dividend income. During the Period, the Fund underperformed the U.S. equity market as enthusiasm for artificial intelligence (AI) fueled a concentrated rally in mega-cap technology stocks. The Fund’s underweight to these AI leaders and overweight to more defensive, mature companies that pay dividends contributed to its underperformance.
Dividend stocks faced multiple headwinds during the Period. While the Federal Reserve cut interest rates, the absolute level of interest rates remained high, providing income-seeking investors with attractive alternatives. The level of interest rates also weighed on smaller companies’ growth outlooks and profitability, leading investors to favor larger, more mature companies. The Fund’s exposure to smaller companies and reduced demand for dividend stocks both impacted performance.
The Fund generated negative performance over the period. In terms of security selection, the Industrials, Consumer Discretionary, and Utilities sectors contributed the most to the Fund’s performance, while the Consumer Staples, Materials, and Energy sectors offset some of the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (9/19/2023)
MarketDesk Focused U.S. Dividend ETF - NAV	(5.34)%	5.00%
S&P 500 Index	16.33%	22.65%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.marketdeskindices.com/fdiv for more recent performance information.

Performance Inception Date	Sep. 19, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 79,276,628
Holdings Count | holding	81
Advisory Fees Paid, Amount	$ 361,742
Investment Company, Portfolio Turnover	242.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Consumer Staples	18.0%
Health Care	16.8%
Industrials	16.1%
Consumer Discretionary	16.0%
Information Technology	12.9%
Financials	7.9%
Materials	7.0%
Communication Services	3.0%
Energy	2.0%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
A O Smith Corp.	2.0%
Comcast Corp. - Class A	2.0%
Illinois Tool Works, Inc.	2.0%
Avery Dennison Corp.	2.0%
NIKE, Inc. - Class B	2.0%
Paychex, Inc.	2.0%
Procter & Gamble Co.	2.0%
Kimberly-Clark Corp.	2.0%
Bristol-Myers Squibb Co.	2.0%
Colgate-Palmolive Co.	2.0%

C000258373 [Member]
Shareholder Report [Line Items]
Fund Name	MarketDesk Focused U.S. Momentum ETF
Class Name	MarketDesk Focused U.S. Momentum ETF
Trading Symbol	FMTM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sparkline International Intangible Value ETF (the “Fund”) for the period of September 9, 2024 to May 31, 2025 (the “Period).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.sparklinecapital.com/dtan/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.marketdeskindices.com/fmtm
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$17	0.45%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund’s investment strategy seeks capital appreciation. During the Period, the Fund underperformed the U.S. equity market due to rising trade policy uncertainty and elevated market volatility. The Fund’s shorter momentum signal contributed to its underperformance, as the market experienced a sharp selloff followed by a rapid recovery.
The momentum factor was impacted by significant market volatility during the Period. The White House’s early April announcement of widespread tariffs resulted in uncertainty around trade policy and economic growth. Over the following months, trade policy announcements and fluctuating tariff rates led to increased volatility. The length of momentum signals shortened during the Period, producing sharp rotations as new information emerged and market trends changed.
The Fund generated positive performance over the Period. In terms of security selection, the Information Technology, Communication Services, and Health Care sectors contributed the most to the Fund’s performance, while the Financials, Industrials, and Energy sectors offset some of the Fund’s performance.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

CUMULATIVE TOTAL RETURNS
Since Inception (3/19/25)
MarketDesk Focused U.S. Momentum ETF - NAV	7.52%
S&P 500 Index	12.20%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.marketdeskindices.com/fmtm for more recent performance information.

Performance Inception Date	Mar. 19, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 27,681,271
Holdings Count | holding	31
Advisory Fees Paid, Amount	$ 28,607
Investment Company, Portfolio Turnover	398.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	43.1%
Information Technology	23.3%
Financials	16.6%
Consumer Discretionary	10.0%
Communication Services	3.4%
Materials	3.3%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
ROBLOX Corp. - Class A	3.4%
Corning, Inc.	3.4%
EMCOR Group, Inc.	3.4%
Tractor Supply Co.	3.3%
Valmont Industries, Inc.	3.3%
Western Digital Corp.	3.3%
Allegion PLC	3.3%
Travel + Leisure Co.	3.3%
MP Materials Corp.	3.3%
General Electric Co.	3.3%